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                            One Group(R) Mutual Funds

                Supplement dated September 13, 2001 to Prospectus
                             Dated November 1, 2000

The following series of One Group Mutual Funds may open for business on any day that the New York Stock Exchange is closed due to the attack on the World Trade Center in New York City on Tuesday, September 11, 2001:

     One Group(R) Prime Money Market Fund
     One Group(R) U.S. Treasury Securities Money Market Fund
     One Group(R) Treasury Prime Money Market Fund
     One Group(R) U.S. Government Securities Money Market Fund
     One Group(R) Municipal Money Market Fund
     One Group(R) Michigan Municipal Money Market Fund
     One Group(R) Ohio Municipal Money Market Fund
     One Group(R) Institutional Prime Money Market Fund
     One Group(R) Treasury Only Money Market Fund
     One Group(R) Government Money Market Fund
     One Group(R) Cash Management Money Market Fund
     One Group(R) Municipal Cash Management Money Market Fund